CONVERSIONS OF PREFERRED STOCK DERIVATIVES TO COMMON STOCK (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Number of Derivative Shares Converted			2,475	8,477
Number of Common Shares issued pursuant to conversion			29,863,556	140,493,206
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)			$ 3,170,671	$ 17,164,180
Change in value of preferred share derivative liability recorded at time of conversion			626,696	5,554,906
Par value of Common Shares issued	9,777,524	0	29,864	140,493
Additional paid in capital recorded as a result of the conversions			3,140,807	17,023,687
Series B Preferred Stock [Member]
Number of Derivative Shares Converted			797	99
Number of Common Shares issued pursuant to conversion			5,310,387	660,001
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)			690,350	72,600
Change in value of preferred share derivative liability recorded at time of conversion			212,415	(39,600)
Par value of Common Shares issued			5,310	660
Additional paid in capital recorded as a result of the conversions			685,040	71,940
Series C Preferred Stock [Member]
Number of Derivative Shares Converted			1,291	2,752
Number of Common Shares issued pursuant to conversion			8,606,667	18,346,673
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)			1,204,600	1,712,667
Change in value of preferred share derivative liability recorded at time of conversion			414,280	(518,387)
Par value of Common Shares issued			8,607	18,347
Additional paid in capital recorded as a result of the conversions			1,195,993	1,694,321
Series D Preferred Stock [Member]
Number of Derivative Shares Converted			0	4,063
Number of Common Shares issued pursuant to conversion			0	58,042,862
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)			0	9,473,715
Change in value of preferred share derivative liability recorded at time of conversion			0	4,946,372
Par value of Common Shares issued			0	58,043
Additional paid in capital recorded as a result of the conversions			0	9,415,672
Series E Preferred Stock [Member]
Number of Derivative Shares Converted			388	1,563
Number of Common Shares issued pursuant to conversion			15,946,502	63,443,670
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)			1,275,720	5,905,197
Change in value of preferred share derivative liability recorded at time of conversion			0	1,166,521
Par value of Common Shares issued			15,947	63,444
Additional paid in capital recorded as a result of the conversions			$ 1,259,774	$ 5,841,754